Distribution Date:	11/18/24	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29-30
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	31
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	32
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	219,391,242.32	0.00	488,876.82	0.00	0.00	488,876.82	219,391,242.32	37.46%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	227,377,000.00	0.00	555,368.32	0.00	0.00	555,368.32	227,377,000.00	37.46%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	15,689,755.84	1,135,216.03	36,452.53	0.00	0.00	1,171,668.56	14,554,539.81	37.46%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	5.945370%	50,000,000.00	50,000,000.00	0.00	255,981.21	0.00	0.00	255,981.21	50,000,000.00	37.46%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	0.00	183,199.40	0.00	0.00	183,199.40	69,045,000.00	29.01%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	22.91%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	16.97%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	147,302.20	0.00	0.00	147,302.20	56,258,000.00	10.09%	8.13%
E	95000FAE6	4.880941%	21,736,000.00	21,736,000.00	0.00	88,410.12	0.00	0.00	88,410.12	21,736,000.00	7.43%	6.00%
F	95000FAG1	4.880941%	11,508,000.00	11,508,000.00	0.00	46,808.23	0.00	0.00	46,808.23	11,508,000.00	6.02%	4.88%
G*	95000FAJ5	4.880941%	49,865,609.00	49,340,333.67	0.00	88,764.84	0.00	85,433.50	88,764.84	49,254,900.17	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	818,797,331.83	1,135,216.03	2,203,109.66	0.00	85,433.50	3,338,325.69	817,576,682.30

X-A	95000FAW6	2.020721%	785,060,000.00	581,502,998.16	0.00	979,212.97	0.00	0.00	979,212.97	580,367,782.13
X-B	95000FAX4	1.078731%	98,452,000.00	98,452,000.00	0.00	88,502.72	0.00	0.00	88,502.72	98,452,000.00
X-D	95000FAA4	1.738941%	56,258,000.00	56,258,000.00	0.00	81,524.47	0.00	0.00	81,524.47	56,258,000.00
Notional SubTotal			939,770,000.00	736,212,998.16	0.00	1,149,240.16	0.00	0.00	1,149,240.16	735,077,782.13

Deal Distribution Total					1,135,216.03	3,352,349.82	0.00	85,433.50	4,487,565.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000FAS5	827.89148045	0.00000000	1.84481819	0.00000000	0.00000000	0.00000000	0.00000000	1.84481819	827.89148045
A-4	95000FAT3	1,000.00000000	0.00000000	2.44249999	0.00000000	0.00000000	0.00000000	0.00000000	2.44249999	1,000.00000000
A-SB	95000FAU0	233.71500685	16.91020720	0.54299783	0.00000000	0.00000000	0.00000000	0.00000000	17.45320503	216.80479965
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	1,000.00000000	0.00000000	5.11962420	0.00000000	0.00000000	0.00000000	0.00000000	5.11962420	1,000.00000000
A-S	95000FAV8	1,000.00000000	0.00000000	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	2.65333333	1,000.00000000
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	2.61833339	0.00000000	0.00000000	0.00000000	0.00000000	2.61833339	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	4.06745123	0.00000000	0.00000000	0.00000000	0.00000000	4.06745123	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	4.06745134	0.00000000	0.00000000	0.00000000	0.00000000	4.06745134	1,000.00000000
G	95000FAJ5	989.46618039	0.00000000	1.78008134	2.24452408	76.78083025	0.00000000	1.71327497	1.78008134	987.75290541
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	740.71153563	0.00000000	1.24730972	0.00000000	0.00000000	0.00000000	0.00000000	1.24730972	739.26551108
X-B	95000FAX4	1,000.00000000	0.00000000	0.89894284	0.00000000	0.00000000	0.00000000	0.00000000	0.89894284	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.44911781	0.00000000	0.00000000	0.00000000	0.00000000	1.44911781	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/24 - 10/30/24	30	0.00	488,876.82	0.00	488,876.82	0.00	0.00	0.00	488,876.82	0.00
A-4	10/01/24 - 10/30/24	30	0.00	555,368.32	0.00	555,368.32	0.00	0.00	0.00	555,368.32	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	36,452.53	0.00	36,452.53	0.00	0.00	0.00	36,452.53	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	10/18/24 - 11/17/24	31	0.00	255,981.21	0.00	255,981.21	0.00	0.00	0.00	255,981.21	0.00
X-A	10/01/24 - 10/30/24	30	0.00	979,212.97	0.00	979,212.97	0.00	0.00	0.00	979,212.97	0.00
X-B	10/01/24 - 10/30/24	30	0.00	88,502.72	0.00	88,502.72	0.00	0.00	0.00	88,502.72	0.00
X-D	10/01/24 - 10/30/24	30	0.00	81,524.47	0.00	81,524.47	0.00	0.00	0.00	81,524.47	0.00
A-S	10/01/24 - 10/30/24	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	10/01/24 - 10/30/24	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	10/01/24 - 10/30/24	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	10/01/24 - 10/30/24	30	0.00	147,302.20	0.00	147,302.20	0.00	0.00	0.00	147,302.20	0.00
E	10/01/24 - 10/30/24	30	0.00	88,410.12	0.00	88,410.12	0.00	0.00	0.00	88,410.12	0.00
F	10/01/24 - 10/30/24	30	0.00	46,808.23	0.00	46,808.23	0.00	0.00	0.00	46,808.23	0.00
G	10/01/24 - 10/30/24	30	3,701,741.65	200,689.40	0.00	200,689.40	111,924.56	0.00	0.00	88,764.84	3,828,722.86
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,701,741.65	3,464,274.38	0.00	3,464,274.38	111,924.56	0.00	0.00	3,352,349.82	3,828,722.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

	Additional Information

Total Available Distribution Amount (1)	4,487,565.85
Benchmark: Term SOFR
Current Period %	4.895370
Next Period %	4.724960
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,344,737.10	Master Servicing Fee	8,616.00
Interest Reductions due to Nonrecoverability Determination	(70,515.29)	Certificate Administrator Fee	3,948.70
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.43
ARD Interest	0.00	Operating Advisor Fee	1,742.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	375.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,274,221.81	Total Fees	15,245.39

Principal		Expenses/Reimbursements
Scheduled Principal	1,220,649.53	Reimbursement for Interest on Advances	24.01
Unscheduled Principal Collections		ASER Amount	18,137.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,021.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,300.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	85,433.50
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,220,649.53	Total Expenses/Reimbursements	125,916.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,352,349.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,135,216.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	133,856.21	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	133,856.21	Total Payments to Certificateholders and Others	4,487,565.85
Total Funds Collected	4,628,727.55	Total Funds Distributed	4,628,727.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,551,433.87	818,551,433.87	Beginning Certificate Balance	818,797,331.83
(-) Scheduled Principal Collections	1,220,649.53	1,220,649.53	(-) Principal Distributions	1,135,216.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	85,433.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	85,433.50
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	817,330,784.34	817,330,784.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	822,556,174.26	822,556,174.26	Ending Certificate Balance	817,576,682.30
Ending Actual Collateral Balance	821,411,372.58	821,411,372.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	245,897.96
Beginning Cumulative Advances	(0.03)	245,897.96	UC / (OC) Change	0.00
Current Period Advances	85,433.50	0.00	Ending UC / (OC)	245,897.96
Ending Cumulative Advances	85,433.47	245,897.96	Net WAC Rate	4.88%
			UC / (OC) Interest	1,000.18
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP
2,000,000 or less	13	19,597,064.95	2.40%	18	4.5307	1.976964	1.20 or less	14	132,637,237.00	16.23%	19	4.5938	0.001898
2,000,001 to 3,000,000	5	12,900,126.97	1.58%	19	5.0670	2.214171	1.21 to 1.30	1	4,576,923.58	0.56%	16	5.3000	1.290700
3,000,001 to 4,000,000	4	14,725,998.16	1.80%	19	5.1831	1.857530	1.31 to 1.40	8	59,330,414.47	7.26%	11	5.0644	1.353382
4,000,001 to 5,000,000	9	41,119,440.60	5.03%	19	4.5532	1.661611	1.41 to 1.50	4	72,693,326.36	8.89%	19	4.8666	1.441410
5,000,001 to 6,000,000	3	15,897,596.53	1.95%	17	4.7796	1.963615	1.51 to 1.75	16	271,311,327.22	33.19%	19	4.7206	1.646625
6,000,001 to 7,000,000	4	25,513,442.21	3.12%	19	4.8178	1.313003	1.76 to 2.00	6	22,295,584.92	2.73%	17	5.1816	1.829266
7,000,001 to 8,000,000	6	45,115,636.89	5.52%	7	5.2510	1.224335	2.01 to 2.25	4	23,787,732.60	2.91%	19	4.5500	2.132438
8,000,001 to 9,000,000	2	17,466,799.28	2.14%	20	4.8977	2.881307	2.26 to 2.50	3	11,455,675.37	1.40%	20	4.9005	2.317636
9,000,001 to 10,000,000	1	9,930,680.55	1.22%	20	5.2200	1.566600	2.51 to 2.75	3	19,239,568.06	2.35%	18	5.0504	2.578259
10,000,001 to 15,000,000	9	103,025,654.22	12.61%	19	4.8220	1.856203	3.76 to 3.00	2	26,206,879.35	3.21%	18	4.6770	2.798499
15,000,001 to 20,000,000	4	75,744,278.14	9.27%	19	4.7744	(0.593565)	3.01 or greater	6	30,628,474.22	3.75%	19	4.6193	3.550898
20,000,001 to 30,000,000	3	70,887,178.01	8.67%	19	4.4684	1.919513	Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
30,000,001 to 50,000,000	1	43,472,992.35	5.32%	18	5.4500	1.530900
50,000,001 or greater	3	178,766,254.29	21.87%	19	4.5124	1.622385
Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	143,167,641.19	17.52%	18	4.6700	NAP	South Carolina	3	4,114,956.49	0.50%	16	5.0803	2.111264
Alabama	2	11,112,864.27	1.36%	17	5.1333	1.339015	Tennessee	2	5,749,807.01	0.70%	19	4.6296	2.431148
Arizona	2	9,617,071.34	1.18%	19	4.7475	1.962871	Texas	8	47,892,243.79	5.86%	19	4.8629	1.772636
Arkansas	1	17,131,531.27	2.10%	19	4.7800	(4.229900)	Utah	1	2,450,000.00	0.30%	18	4.6590	2.792700
California	9	89,639,958.94	10.97%	19	4.5102	1.528995	Washington	1	3,842,642.52	0.47%	20	5.1320	1.399900
Colorado	1	7,050,773.91	0.86%	18	5.4390	1.394700	Wisconsin	1	54,266,254.29	6.64%	19	4.8000	1.435900
Connecticut	1	22,235,296.60	2.72%	20	4.5000	1.160000	Totals	124	817,330,784.34	100.00%	18	4.7451	1.489228
Delaware	2	21,727,740.12	2.66%	20	5.0546	1.513961
									Property Type³
Florida	3	23,221,946.59	2.84%	18	5.1966	1.783491
Georgia	4	74,531,828.78	9.12%	19	4.7793	1.737742		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	2,675,000.00	0.33%	18	4.6590	2.792700		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	9	54,446,192.40	6.66%	18	5.3935	1.555822	Defeased	29	143,167,641.19	17.52%	18	4.6700	NAP
Iowa	1	5,141,093.14	0.63%	13	4.8600	1.826100	Industrial	3	65,772,793.03	8.05%	18	4.8269	1.522841
Kansas	1	19,820,873.73	2.43%	20	4.7310	1.101800	Lodging	16	155,378,818.81	19.01%	16	5.1870	1.601292
Louisiana	3	2,460,000.00	0.30%	18	4.6590	2.792700	Mixed Use	3	27,213,742.08	3.33%	19	5.0920	1.369384
Maryland	1	6,365,445.60	0.78%	18	5.0300	2.019100	Mobile Home Park	1	2,738,781.24	0.34%	18	4.7500	2.041800
Massachusetts	1	1,346,801.37	0.16%	15	5.2100	0.786300	Multi-Family	17	69,217,788.03	8.47%	19	4.3544	1.717562
Michigan	5	22,101,432.20	2.70%	19	4.5991	2.246735	Office	9	55,180,205.12	6.75%	19	4.6455	0.624847
Nevada	1	4,332,604.46	0.53%	20	5.2500	1.690900	Retail	40	268,195,972.04	32.81%	19	4.5993	1.358557
New Hampshire	2	66,349,206.45	8.12%	19	4.1520	1.563551	Self Storage	6	30,465,042.80	3.73%	18	4.7072	2.566784
New York	9	26,074,694.42	3.19%	20	3.9368	1.263835	Totals	124	817,330,784.34	100.00%	18	4.7451	1.489228
North Carolina	6	10,617,113.63	1.30%	18	5.2592	1.921956
Ohio	9	31,072,423.96	3.80%	19	4.7306	1.881659
Pennsylvania	1	7,983,472.73	0.98%	(45)	5.3800	1.346700
Rhode Island	1	18,791,873.14	2.30%	19	5.3200	1.317000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP
	3.750% or less	4	14,177,380.48	1.73%	20	3.6026	1.269442	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	4,974,992.66	0.61%	18	3.8277	0.957370	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	85,054,833.52	10.41%	19	4.0957	1.661479	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	62,338,619.86	7.63%	19	4.4268	1.228930	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	169,345,668.35	20.72%	19	4.6778	1.794890	49 months or greater	67	674,163,143.15	82.48%	18	4.7610	1.465147
	4.751% to 5.000%	14	161,228,898.81	19.73%	19	4.8523	1.005445	Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
	5.001% to 5.250%	12	60,993,898.00	7.46%	19	5.1576	1.596852
	5.251% to 5.500%	10	109,304,530.33	13.37%	14	5.3790	1.576482
	5.501% to 5.750%	2	6,744,321.14	0.83%	18	5.6658	1.672956
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP
	60 months or less	67	674,163,143.15	82.48%	18	4.7610	1.465147	Interest Only	7	184,050,000.00	22.52%	19	4.4107	1.642512
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	60	490,113,143.15	59.97%	18	4.8925	1.398543
	Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	26	143,167,641.19	17.52%	18	4.6700	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	59	615,034,404.32	75.25%	18	4.7741	1.478274
	13 to 24 months	7	57,128,738.83	6.99%	20	4.6516	1.337662
	25 months or greater	1	2,000,000.00	0.24%	19	3.8400	1.070000
	Totals	93	817,330,784.34	100.00%	18	4.7451	1.489228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.710%	261,601.25	0.00	0.00	N/A	06/06/26	--	64,500,000.00	64,500,000.00	11/06/24
2	883100584	RT	Salem	NH	Actual/360	4.040%	208,733.33	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	11/01/24
3	300571529	IN	Oconomowoc	WI	Actual/360	4.800%	224,662.24	87,513.65	0.00	N/A	06/06/26	--	54,353,767.94	54,266,254.29	11/06/24
4	300571518	LO	Indianapolis	IN	Actual/360	5.450%	204,609.62	125,387.14	0.00	N/A	05/06/26	--	43,598,379.49	43,472,992.35	11/06/24
5	883100589	RT	Jonesboro	AR	Actual/360	4.780%	0.00	0.00	0.00	N/A	06/06/26	--	17,131,531.27	17,131,531.27	03/06/23
7	310935079	RT	Napa	CA	Actual/360	4.240%	87,047.45	39,476.37	0.00	N/A	07/11/26	--	23,841,357.78	23,801,881.41	11/11/24
8	470099540	MF	New Haven	CT	Actual/360	4.500%	86,329.88	43,381.56	0.00	N/A	07/01/26	--	22,278,678.16	22,235,296.60	11/01/24
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	80,998.15	61,258.12	0.00	N/A	07/06/26	--	19,882,131.85	19,820,873.73	05/06/20
10	306230010	Various Various		Various	Actual/360	4.659%	99,696.13	0.00	0.00	N/A	05/06/26	--	24,850,000.00	24,850,000.00	11/06/24
11	300571545	SS	Virginia Beach	VA	Actual/360	4.810%	92,727.59	35,753.45	0.00	N/A	04/06/26	--	22,387,454.57	22,351,701.12	11/06/24
12	310934662	RT	Sylmar	CA	Actual/360	4.100%	73,608.14	40,426.68	0.00	N/A	07/11/26	04/11/26	20,848,882.37	20,808,455.69	11/11/24
13	300571530	MU	Providence	RI	Actual/360	5.320%	86,247.09	34,801.95	0.00	N/A	06/06/26	--	18,826,675.09	18,791,873.14	01/06/24
14	310935927	OF	Burbank	CA	Actual/360	4.300%	74,055.56	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	11/11/24
15	883100590	IN	Plymouth	MN	Actual/360	4.250%	58,894.69	28,424.64	0.00	N/A	04/06/26	--	16,092,666.17	16,064,241.53	11/06/24
16	300571541	RT	Middletown	DE	Actual/360	4.970%	62,836.33	22,762.01	0.00	N/A	07/06/26	--	14,682,338.52	14,659,576.51	11/06/24
18	300571527	OF	Stafford	TX	Actual/360	5.100%	49,276.61	33,383.74	0.00	N/A	06/06/26	--	11,220,479.43	11,187,095.69	11/06/24
19	416000235	RT	Austin	TX	Actual/360	4.850%	53,072.06	20,145.18	0.00	N/A	07/01/26	--	12,707,644.37	12,687,499.19	11/01/24
21	330933943	OF	Sacramento	CA	Actual/360	4.607%	44,415.07	21,821.34	0.00	N/A	04/11/26	--	11,195,743.79	11,173,922.45	11/11/24
22	306230022	SS	Various	Various	Actual/360	4.610%	42,046.33	21,954.97	0.00	N/A	06/11/26	--	10,591,756.81	10,569,801.84	11/11/24
23	306230023	LO	Madeira Beach	FL	Actual/360	5.320%	49,083.16	19,928.71	0.00	N/A	05/11/26	--	10,714,247.85	10,694,319.14	11/11/24
24	306230024	OF	Emeryville	CA	Actual/360	4.353%	39,073.32	22,480.97	0.00	N/A	06/06/26	03/06/26	10,422,994.76	10,400,513.79	11/06/24
25	306230025	RT	Fort Worth	TX	Actual/360	4.780%	42,593.88	20,744.43	0.00	N/A	07/06/26	--	10,348,088.10	10,327,343.67	11/06/24
26	306230026	Various Various		IN	Actual/360	5.220%	44,721.87	18,568.04	0.00	N/A	07/11/26	--	9,949,248.59	9,930,680.55	11/11/24
27	330934722	SS	Pasadena	CA	Actual/360	4.499%	44,552.60	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	11/11/24
28	300571526	SS	Various	IL	Actual/360	4.900%	42,585.56	15,953.60	0.00	N/A	03/06/26	--	10,092,694.65	10,076,741.05	11/06/24
29	300571544	RT	Holland	MI	Actual/360	4.610%	40,653.42	14,776.73	0.00	N/A	07/06/26	--	10,240,872.46	10,226,095.73	11/06/24
30	306230030	LO	Carlsbad	CA	Actual/360	4.947%	38,062.02	17,434.21	0.00	N/A	07/06/26	--	8,934,018.19	8,916,583.98	11/06/24
31	306230031	LO	Norco	CA	Actual/360	4.846%	35,748.28	16,994.84	0.00	N/A	07/06/26	--	8,567,210.14	8,550,215.30	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	883100564	LO	Cranberry Township	PA	Actual/360	5.380%	37,055.38	15,050.94	0.00	N/A	02/06/21	--	7,998,523.67	7,983,472.73	10/06/23
33	883100580	LO	Lake Mary	FL	Actual/360	5.300%	35,536.06	14,441.36	0.00	N/A	06/06/26	--	7,786,354.75	7,771,913.39	11/06/24
34	306230034	RT	Various	Various	Actual/360	5.210%	34,589.14	13,786.99	0.00	N/A	02/01/26	--	7,709,794.81	7,696,007.82	11/01/24
35	300571539	LO	Lima	OH	Actual/360	4.950%	32,224.72	14,747.04	0.00	N/A	07/06/26	--	7,560,052.47	7,545,305.43	10/06/24
36	883100581	OF	Glendale	AZ	Actual/360	5.036%	32,610.26	11,589.70	0.00	N/A	06/06/26	--	7,519,854.04	7,508,264.34	11/06/24
37	300571533	LO	Newark	DE	Actual/360	5.230%	31,892.10	13,287.08	0.00	N/A	06/06/26	--	7,081,450.69	7,068,163.61	11/06/24
38	883100576	LO	Colorado Springs	CO	Actual/360	5.439%	33,083.21	12,880.16	0.00	N/A	05/06/26	--	7,063,654.07	7,050,773.91	11/06/24
39	600932664	MU	Columbus	OH	Actual/360	4.570%	26,857.32	11,456.66	0.00	N/A	06/11/26	--	6,824,758.62	6,813,301.96	11/11/24
40	300571524	LO	Mobile	AL	Actual/360	5.000%	26,663.95	17,180.30	0.00	N/A	05/06/26	--	6,192,918.31	6,175,738.01	11/06/24
41	410933626	IN	Frederick	MD	Actual/360	5.030%	27,625.10	12,440.18	0.00	N/A	05/11/26	--	6,377,885.78	6,365,445.60	11/11/24
43	600934674	OF	Phoenix	AZ	Actual/360	4.690%	24,924.65	12,633.03	0.00	N/A	06/11/26	--	6,171,589.67	6,158,956.64	11/11/24
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	21,253.63	15,048.76	0.00	N/A	07/06/26	--	5,000,838.27	4,985,789.51	11/06/24
45	300571536	MF	Syracuse	NY	Actual/360	4.850%	23,715.09	9,001.80	0.00	N/A	07/06/26	--	5,678,370.97	5,669,369.17	11/06/24
46	610932178	IN	Bettendorf	IA	Actual/360	4.860%	21,560.11	10,666.08	0.00	N/A	12/11/25	--	5,151,759.22	5,141,093.14	11/11/24
47	883100534	LO	Dearborn	MI	Actual/360	4.992%	20,426.07	15,205.50	0.00	N/A	10/06/25	--	4,751,723.08	4,736,517.58	11/06/24
48	306230048	MF	Taylor	MI	Actual/360	4.620%	20,280.29	10,550.13	0.00	N/A	06/06/26	--	5,097,684.35	5,087,134.22	11/06/24
49	300571538	SS	Avon	CO	Actual/360	4.810%	22,480.57	8,667.94	0.00	N/A	04/06/26	--	5,427,539.10	5,418,871.16	11/06/24
50	883100571	SS	Theodore	AL	Actual/360	5.300%	22,575.19	9,354.83	0.00	N/A	03/06/26	--	4,946,481.09	4,937,126.26	11/06/24
51	410934669	SS	Antioch	CA	Actual/360	4.540%	21,892.89	0.00	0.00	N/A	05/11/26	02/11/26	5,600,000.00	5,600,000.00	11/11/24
52	600933088	LO	Orlando	FL	Actual/360	4.750%	19,491.95	9,720.30	0.00	N/A	05/11/26	--	4,765,434.36	4,755,714.06	11/11/24
53	470099730	MF	Bronx	NY	Actual/360	3.540%	13,800.76	11,019.67	0.00	N/A	06/01/26	--	4,527,314.76	4,516,295.09	11/01/24
55	306230055	MF	Kettering	OH	Actual/360	4.430%	17,408.98	9,727.89	0.00	N/A	06/06/26	--	4,563,630.14	4,553,902.25	11/06/24
56	470097850	MF	New York	NY	Actual/360	3.730%	13,996.49	10,257.54	0.00	N/A	07/01/26	--	4,357,639.01	4,347,381.47	11/01/24
57	470100250	MF	Eastchester	NY	Actual/360	3.520%	12,499.43	10,008.66	0.00	N/A	07/01/26	--	4,123,712.58	4,113,703.92	11/01/24
58	306230058	RT	Columbus	OH	Actual/360	4.560%	18,607.46	6,905.37	0.00	N/A	07/01/26	--	4,738,742.08	4,731,836.71	11/01/24
60	310932946	RT	Various	Various	Actual/360	5.300%	20,919.81	6,845.42	0.00	N/A	03/11/26	--	4,583,769.00	4,576,923.58	10/11/24
62	300571547	MF	Baton Rouge	LA	Actual/360	4.720%	17,787.34	7,684.85	0.00	N/A	03/06/26	--	4,376,327.68	4,368,642.83	11/06/24
63	883100551	MF	Champaign	IL	Actual/360	5.170%	18,585.93	8,229.77	0.00	N/A	12/06/25	08/06/25	4,174,789.12	4,166,559.35	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	300571542	RT	Henderson	NV	Actual/360	5.250%	19,618.12	6,887.66	0.00	N/A	07/06/26	--	4,339,492.12	4,332,604.46	11/06/24
65	306230065	LO	Sequim	WA	Actual/360	5.132%	17,026.65	10,219.45	0.00	N/A	07/06/26	--	3,852,861.97	3,842,642.52	11/06/24
66	300571535	LO	Sylva	NC	Actual/360	5.600%	18,285.93	6,686.51	0.00	N/A	06/06/26	--	3,792,013.13	3,785,326.62	11/06/24
67	300571528	MF	Fairborn	OH	Actual/360	5.120%	16,074.28	5,964.98	0.00	N/A	06/06/26	--	3,645,879.30	3,639,914.32	11/06/24
68	300571525	SS	Maricopa	AZ	Actual/360	4.850%	14,467.41	5,980.65	0.00	N/A	05/06/26	--	3,464,095.35	3,458,114.70	11/06/24
69	410934645	RT	Billings	MT	Actual/360	4.690%	13,208.01	5,772.86	0.00	N/A	06/11/26	03/11/26	3,270,432.83	3,264,659.97	11/11/24
70	306230070	MF	Wayne	MI	Actual/360	4.448%	11,334.91	6,290.89	0.00	N/A	06/06/26	--	2,959,402.09	2,953,111.20	11/06/24
71	416000232	LO	Smyrna	GA	Actual/360	5.750%	14,676.71	5,164.77	0.00	N/A	04/01/26	--	2,964,159.29	2,958,994.52	11/01/24
72	410933850	RT	Terre Haute	IN	Actual/360	4.690%	10,519.14	8,181.03	0.00	N/A	05/11/26	02/11/26	2,604,644.16	2,596,463.13	11/11/24
73	300571534	SS	Kingsport	TN	Actual/360	4.820%	12,440.48	4,808.22	0.00	N/A	03/06/26	--	2,997,305.41	2,992,497.19	11/06/24
74	410934070	MH	Carleton	MI	Actual/360	4.750%	11,225.27	5,597.86	0.00	N/A	05/11/26	--	2,744,379.10	2,738,781.24	11/11/24
76	306230076	MH	Grand Rapids	MI	Actual/360	4.930%	11,636.74	4,639.37	0.00	N/A	06/11/26	--	2,741,102.34	2,736,462.97	11/11/24
77	306230077	MH	West Palm Beach	FL	Actual/360	5.330%	10,688.27	4,355.30	0.00	N/A	04/01/26	--	2,328,740.23	2,324,384.93	11/01/24
78	300571543	RT	Temecula	CA	Actual/360	5.280%	9,848.98	4,002.60	0.00	N/A	07/06/26	--	2,166,197.86	2,162,195.26	11/06/24
79	306230079	RT	Rockmart	GA	Actual/360	5.170%	9,308.92	3,934.75	0.00	N/A	07/11/26	--	2,090,979.50	2,087,044.75	11/11/24
80	410933875	RT	Riverside	CA	Actual/360	5.050%	8,394.33	3,753.01	0.00	N/A	05/11/26	--	1,930,346.57	1,926,593.56	11/11/24
81	306230081	MF	Wilson	NC	Actual/360	5.270%	8,469.92	3,478.92	0.00	N/A	06/11/26	--	1,866,419.49	1,862,940.57	11/11/24
83	416000233	MF	Clinton Township	MI	Actual/360	5.550%	8,173.35	4,785.27	0.00	N/A	07/01/26	--	1,710,204.00	1,705,418.73	11/01/24
84	410934111	MF	Clute	TX	Actual/360	5.000%	7,396.31	3,366.96	0.00	N/A	05/11/26	--	1,717,851.60	1,714,484.64	11/11/24
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,613.33	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	11/01/24
86	306230086	MH	New Caney	TX	Actual/360	4.900%	7,028.72	3,055.09	0.00	N/A	06/11/26	--	1,665,793.18	1,662,738.09	11/11/24
87	470099100	MF	Flushing	NY	Actual/360	3.810%	5,173.68	3,690.33	0.00	N/A	06/01/26	--	1,576,940.91	1,573,250.58	11/01/24
88	410932977	MU	South San Francisco	CA	Actual/360	4.640%	6,440.48	3,345.24	0.00	N/A	05/11/26	--	1,611,912.22	1,608,566.98	11/11/24
89	600933722	MH	Flat Rock	NC	Actual/360	4.760%	6,292.58	3,107.92	0.00	N/A	06/11/26	--	1,535,192.18	1,532,084.26	11/11/24
90	410932709	RT	Mission	TX	Actual/360	5.250%	7,067.59	2,513.14	0.00	N/A	05/11/26	--	1,563,338.91	1,560,825.77	11/11/24
91	306230091	MH	Decatur	AL	Actual/360	5.950%	7,645.75	2,492.03	0.00	N/A	05/11/26	--	1,492,258.37	1,489,766.34	11/11/24
92	470099000	MF	Great Neck	NY	Actual/360	3.830%	4,633.96	3,316.38	0.00	N/A	04/01/26	--	1,405,058.46	1,401,742.08	11/01/24
93	306230093	MH	Houston	TX	Actual/360	5.440%	6,496.23	2,528.25	0.00	N/A	05/11/26	--	1,386,765.68	1,384,237.43	11/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
94	306230094	MH	Houston	TX	Actual/360	5.440%	6,496.23	2,528.25	0.00	N/A	05/11/26	--	1,386,765.68	1,384,237.43	11/11/24
95	883100558	RT	Columbia	SC	Actual/360	5.007%	5,862.09	2,733.90	0.00	N/A	01/06/26	--	1,359,613.25	1,356,879.35	11/06/24
96	306230096	MH	Bradenton	FL	Actual/360	5.080%	5,980.94	2,415.74	0.00	N/A	07/11/26	--	1,367,246.13	1,364,830.39	11/11/24
97	306230097	MH	Cleveland	OH	Actual/360	5.010%	5,679.58	2,543.14	0.00	N/A	07/11/26	--	1,316,495.65	1,313,952.51	11/11/24
98	470095550	MF	Port Chester	NY	Actual/360	4.020%	4,347.10	2,831.44	0.00	N/A	07/01/26	--	1,255,783.55	1,252,952.11	11/01/24
99	600933864	RT	Chattanooga	TN	Actual/360	5.090%	5,197.66	2,290.64	0.00	N/A	05/11/26	--	1,185,853.31	1,183,562.67	11/11/24
100	410933845	OF	Terre Haute	IN	Actual/360	4.690%	4,223.60	3,284.80	0.00	N/A	05/11/26	--	1,045,804.30	1,042,519.50	11/11/24
101	306230101	MF	Oak Park	MI	Actual/360	4.430%	4,191.05	2,341.90	0.00	N/A	06/06/26	--	1,098,651.71	1,096,309.81	11/06/24
102	470100450	MF	New York	NY	Actual/360	3.660%	3,782.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	11/01/24
Totals							3,274,221.81	1,220,649.53	0.00				818,551,433.87	817,330,784.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,670,578.38	2,798,254.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,091,976.00	9,182,817.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,916,115.00	5,187,086.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,548,128.00	6,773,597.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(442,258.00)	0.00	--	--	02/11/22	16,320,840.08	461,815.30	0.00	0.00	0.00	85,433.50
7	2,990,218.60	2,069,046.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,805,894.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,880,990.44	0.00	--	--	08/07/24	3,696,711.34	298,087.24	127,016.35	7,378,855.66	107,474.82	0.00
10	3,404,013.00	1,698,438.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,965,535.00	0.00	--	--	11/12/21	0.00	0.00	120,863.69	1,209,686.11	0.00	0.00
14	(3,147,266.00)	(1,516,287.50)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,449,086.35	740,537.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,578,895.57	947,101.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,618,945.88	768,016.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,241,475.53	583,476.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,920,649.98	852,779.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,410,668.22	2,330,560.32	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,334,762.07	1,065,062.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,197,451.00	645,613.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,702,081.36	1,291,398.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	956,798.45	829,186.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,253,775.96	2,518,097.32	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,688,000.96	1,604,892.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	842,082.00	0.00	--	--	04/11/24	673,362.32	294,454.46	48,658.62	633,855.56	0.00	0.00
33	1,284,385.72	1,039,225.91	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	449,213.96	262,738.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	712,497.78	478,691.11	07/01/23	06/30/24	--	0.00	0.00	46,939.21	46,939.21	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	984,133.85	1,071,505.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	675,956.76	991,605.64	08/01/23	07/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	845,069.00	249,419.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	712,058.57	662,503.62	07/01/23	06/30/24	--	0.00	4,991.86	0.00	0.00	0.00	0.00
41	980,765.90	517,008.59	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	830,449.00	596,050.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	682,248.60	711,116.41	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	596,144.22	311,142.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	746,332.00	381,716.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1,049,519.68	516,667.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	668,368.00	516,894.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	192,131.00	385,273.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	175,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,303,239.65	688,064.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	436,013.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	601,092.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	428,761.96	221,227.56	01/01/24	06/30/24	--	0.00	0.00	27,467.84	27,467.84	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	580,853.48	279,742.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	464,519.65	557,331.03	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	505,383.23	544,663.99	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	519,517.50	268,588.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	695,258.00	331,570.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	411,635.70	407,271.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	517,826.12	498,067.67	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	441,694.68	317,696.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	199,503.40	140,948.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	273,605.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	277,888.72	138,646.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	343,120.91	186,304.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	144,123.77	59,011.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	94,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	53,969.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	571,434.78	297,273.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	203,153.21	172,360.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	144,367.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	305,760.00	150,927.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	116,299.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
100	245,194.44	132,442.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
101	239,964.00	135,081.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
102	16,136.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	87,598,619.93	54,588,451.91				20,690,913.74	1,059,348.86	370,945.71	9,296,804.38	107,474.82	85,433.50

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	3	55,744,278.14	0	0.00	3	44,935,877.73	0	0.00	0	0.00	0	0.00	4.745052%	4.701524%	18
10/18/24	0	0.00	0	0.00	3	55,840,338.21	0	0.00	4	45,012,186.79	0	0.00	0	0.00	1	4,711,925.81	4.745225%	4.701688%	19
09/17/24	0	0.00	0	0.00	4	60,775,062.63	0	0.00	4	49,925,666.74	0	0.00	0	0.00	1	11,598,252.00	4.748673%	4.706128%	20
08/16/24	0	0.00	0	0.00	4	60,878,932.16	0	0.00	4	50,009,970.61	0	0.00	0	0.00	0	0.00	4.751078%	4.708392%	21
07/17/24	0	0.00	0	0.00	4	61,257,502.02	0	0.00	4	50,369,063.27	0	0.00	0	0.00	0	0.00	4.751255%	4.708488%	22
06/17/24	0	0.00	0	0.00	4	61,366,610.84	0	0.00	4	50,457,191.44	0	0.00	0	0.00	0	0.00	4.751434%	4.708660%	23
05/17/24	0	0.00	0	0.00	4	61,469,130.22	0	0.00	4	50,540,416.54	0	0.00	0	0.00	0	0.00	4.751597%	4.708816%	24
04/17/24	0	0.00	1	19,040,457.56	3	42,536,907.31	0	0.00	4	50,627,846.79	0	0.00	0	0.00	0	0.00	4.751773%	4.708985%	25
03/15/24	0	0.00	1	19,074,125.91	3	42,604,858.91	0	0.00	4	50,710,353.75	0	0.00	0	0.00	0	0.00	4.751934%	4.709138%	26
02/16/24	0	0.00	1	19,113,264.00	3	42,679,271.71	0	0.00	4	50,801,671.29	0	0.00	0	0.00	0	0.00	4.752121%	4.709318%	27
01/18/24	1	19,146,600.34	0	0.00	3	42,746,636.60	0	0.00	4	50,883,446.47	0	0.00	0	0.00	0	0.00	4.752279%	4.709469%	28
12/15/23	1	19,179,784.66	0	0.00	3	42,813,724.00	0	0.00	4	50,964,877.71	0	0.00	0	0.00	0	0.00	4.752436%	4.709618%	29
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	883100589	03/06/23	19	6	0.00	0.00	118,626.05	17,588,855.36	08/12/20	7			12/14/22
9	306230009	05/06/20	53	6	127,016.35	7,378,855.66	119,634.94	22,870,461.35	05/29/20	7			01/12/22
13	300571530	01/06/24	9	6	120,863.69	1,209,686.11	27,020.16	19,146,600.34	06/16/20	2
32	883100564	10/06/23	12	5	48,658.62	633,855.56	150.00	8,180,829.48	07/21/20	7			01/13/22
35	300571539	10/06/24	0	B	46,939.21	46,939.21	0.00	7,560,052.47	09/18/24	2
60	310932946	10/11/24	0	A	27,467.84	27,467.84	0.00	4,583,769.02
Totals					370,945.71	9,296,804.38	265,431.15	79,930,568.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,983,473	0	0		7,983,473
0 - 6 Months		0	0	0		0
7 - 12 Months		8,903,077	8,903,077	0		0
13 - 24 Months		800,444,235	744,699,957	18,791,873		36,952,405
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	817,330,784	753,603,033	0	0	18,791,873	44,935,878
Oct-24	818,551,434	754,712,572	0	0	18,826,675	45,012,187
Sep-24	824,682,875	755,893,115	0	0	18,864,093	49,925,667
Aug-24	837,520,933	768,612,397	0	0	18,898,566	50,009,971
Jul-24	839,030,711	769,728,766	0	0	18,932,881	50,369,063
Jun-24	840,345,168	770,918,146	0	0	18,969,831	50,457,191
May-24	841,569,168	772,024,931	0	0	19,003,821	50,540,417
Apr-24	842,873,377	773,205,073	0	19,040,458	0	50,627,847
Mar-24	844,086,831	774,302,351	0	19,074,126	0	50,710,354
Feb-24	845,466,549	775,551,613	0	19,113,264	0	50,801,671
Jan-24	846,669,184	776,639,137	19,146,600	0	0	50,883,446
Dec-23	847,866,804	777,722,141	19,179,785	0	0	50,964,878
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	883100589	17,131,531.27	17,588,855.36	5,680,000.00	11/01/23	(3,556,282.00)	(4.22990)	12/31/23	06/06/26	258
9	306230009	19,820,873.73	22,870,461.35	28,000,000.00	04/19/24	1,880,990.44	1.10180	12/31/23	07/06/26	199
13	300571530	18,791,873.14	19,146,600.34	18,700,000.00	05/07/24	1,913,075.00	1.31700	12/31/22	06/06/26	258
32	883100564	7,983,472.73	8,180,829.48	9,100,000.00	01/25/24	842,082.00	1.34670	12/31/23	02/06/21	254
35	300571539	7,545,305.43	7,560,052.47	12,700,000.00	05/01/17	371,248.11	0.65860	06/30/24	07/06/26	259
Totals		71,273,056.30	75,346,799.00	74,180,000.00		1,451,113.55

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	883100589	RT	AR	08/12/20	7

The collateral property was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target)

received far less d amage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan. A settleme nt was agreed under which the Trust took title to the property on 12/14/2022 and received substantial insurance proceeds.The special servicer is working through required site work per agreements with

	non-collateral anchors in order to maximize recovery. Ultimate resolution via an REO sale is expected to occur in Q4 2024.

9	306230009	LO	KS	05/29/20	7

The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room hotel in Overland Park, KS was built in 1982 and renovated in 2016. The hotel was inspected on 8/7/2024 and found to be in good condition. A Receiver was appointed on 10/30/2020 with Hilton continuing property management per the HMA and SNDA. A foreclosure sale occurred in November 2021. Title was received in January 2022. The special servicer is working to stabilize the asset.TTM September 2024 indicates 42.5% occupancy, $143.48 ADR, and $61.01 RevPAR (compares to 45.2%, $135.59 and $61.35 for TTM September 2023). TTM September 2024 RevPAR Index of 80.5 compares to

	82.9 TTM 2023 and 97.4 TTM 2022. The trailing three-month RevPA R Index changed year-over-year from 73.3 in 2023 to 87.3 in 2024.

13	300571530	MU	RI	06/16/20	2

COVID - Loan collateral is a 104,921 sq ft mixed use property built in 1866 (renovated in 2004) and located in Providence, RI. Inspection was performed in March 2024 and reported the property to be in good condition. As of the most recent rent roll, the property is 86% leased, however a 9,000 sf tenant is dark. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State COVID Receivership Program. Effective 2/15/2023, a

settlement agreement was entered by the court. The Borrower performed under the agreement through January 2024 but defaulted in February 2024. Receiver was appointed in May 2024. Strategy is to dual track foreclosure and a potential

	workout with the Borrower.

32	883100564	LO	PA	07/21/20	7

COVID - The loan transferred to special servicing effective 7/21/2020 due to payment default. The 79-room lodging property was built in 2014 and is located in Cranberry Township, PA. The property was most recently inspected in July 20234 and found to be in overall good condition at that time. TTM June 2024 states 81.1% Occ, $132.40 ADR, and $107.37 RevPAR (compared to $99.20 TTM 2023 and $86.14 TTM 2022). RevPAR Index of 180.1 compares to 172.0 in 2023 and 160.0 in 2022. As of June 2024, the trailing three-month RevPAR Index is up year-over-year, from 165.9 in 2023 to 178.8 in 2024. The asset is REO. The special servicer will be bringing the REO asset to market in the near future.

35	300571539	LO	OH	09/18/24	2

The loan transferred to special servicing effective 9/18/2024 for imminent monetary default. The 116-room hotel in Lima, OH was built in 2009. The Borrower has expressed its desire to turn the hotel back over to the Lender. The special servicer is w orking to get a Receiver appointed. TTM September 2024 indicates 58.3% occupancy, $100.63 ADR, and $58.69 RevPAR (compares to 64.8%, $101.65 and $65.83 for TTM September 2023). TTM September 2024 RevPAR Index of

	85.7 compares to 101.8 TTM 2023 and 9 7.9 TTM 2022. The trailing three-month RevPAR Index changed year-over-year from 109.5 in 2023 to 84.0 in 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93550%	5,745,474.74	4.93550%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
65	306230065	0.00	5.13200%	0.00	5.13200%	9	10/05/22	08/06/21	--
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
54	306230054 10/18/24	4,726,134.81	7,600,000.00	6,332,613.19	1,322,919.38	6,044,227.84	4,721,308.46	4,826.35	0.00	0.00	4,826.35	0.08%
59	416000234 05/17/22	4,407,584.76	1,400,000.00	5,935,696.77	2,060,280.65	5,935,696.77	3,875,416.12	532,168.64	0.00	0.00	532,168.64	10.64%
75	470099970 02/17/23	2,962,195.72	19,900,000.00	0.00	0.00	3,293,319.76	3,293,319.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,095,915.29	28,900,000.00	12,268,309.96	3,383,200.03	15,273,244.37	11,890,044.34	536,994.99	0.00	0.00	536,994.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/24	0.00	(2,404.84)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(2,300.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(2,368.95)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(2,359.43)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(2,320.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(2,444.86)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(2,307.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(2,373.93)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(2,509.53)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(2,275.48)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(2,539.81)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(2,342.95)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(2,411.31)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(2,236.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(2,301.89)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(2,292.62)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(2,210.02)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(2,274.87)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(2,192.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(2,256.51)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(2,176.23)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(2,165.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(2,157.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(2,148.67)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(2,211.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(2,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(2,193.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(2,185.01)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(2,106.29)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(2,165.37)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
54	306230054	10/18/24	0.00	0.00	4,826.35	0.00	0.00	4,826.35	0.00	0.00	4,826.35
59	416000234	05/17/22	0.00	0.00	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64
75	470099970	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(2,404.84)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(68,368.95)	536,994.99	0.00	0.00	536,994.99	0.00	0.00	536,994.99

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	3,688.04	0.00	0.00	0.00	0.00	70,515.29	0.00	0.00	0.00	0.00
9	0.00	0.00	4,280.18	0.00	0.00	15,044.18	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,140.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,052.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	3,093.45	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	451.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	438.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	363.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	356.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	277.65	0.00	0.00	0.00	24.01	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	272.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,021.18	0.00	3,300.03	18,137.63	0.00	70,515.29	24.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,998.14

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Supplemental Notes
None

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